Consolidated Statements of Profit and Loss and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue:
Trading and transaction fees	$ 290	$ 422	$ 432
Income on service revenue	28	35
Equity income (loss) on investment in associate	1,207	(651)	(591)
Sales of digital assets			11,380
Cost of digital assets			(11,380)
Change in revaluation of digital assets			235
Net gain on digital assets			235
Total income (loss)	1,525	(194)	76
Operating income (expenses):
Research and development	(3,982)	(3,082)	(3,319)
Sales and marketing	(2,838)	(3,112)	(3,876)
General and administrative	(14,425)	(6,712)	(9,107)
Other expense	(120)		(1,618)
Impairment of goodwill and intangible assets	(2,500)
Change in fair value of INX Token warrant liability	(528)	936	204
Total operating expenses	(24,393)	(11,970)	(17,716)
Loss from operations	(22,868)	(12,164)	(17,640)
Unrealized gain on INX Tokens issued	3,495	28,394	3,775
Finance income	2,747	2,363	1,682
Financial expenses	(222)	(195)	(182)
Financial expense arising from distribution of Reserve Funds	(34,325)
Income (loss) before tax	(51,173)	18,398	(12,365)
Tax income (expense)	(16)	(1)	20
Net income (loss) from continuing operations	(51,189)	18,397	(12,345)
Income from discontinued operation		105	290
Gain (loss) from sale of discontinued operation	(34)	1,145
Net income (loss) from discontinued operation	(34)	1,250	290
Net income (loss)	(51,223)	19,647	(12,055)
Amounts that will be or that have been reclassified to profit or loss when specific conditions are met:
Realized (gain) loss on securities at fair value through other comprehensive income (loss) reclassification adjustment into net income (loss)	(710)	(265)	77
Unrealized gain on investments at fair value through other comprehensive income (loss)	141	600	1,086
Realized gain on investments – Sale of Subsidiary		356
Adjustments arising from translating financial statements from functional currency to presentation currency	(22)	44	(53)
Total other comprehensive income (loss)	(591)	735	1,110
Total comprehensive income (loss)	$ (51,814)	$ 20,382	$ (10,945)
Earnings (loss) per share, basic and diluted
From continuing operation (in Dollars per share)	$ (1.08)	$ 0.39	$ (0.26)
From discontinued operation (in Dollars per share)		0.02	0.01
Earnings (loss) per share, basic (in Dollars per share)	(1.08)	0.41	(0.25)
Earnings (loss) per share, diluted (in Dollars per share)	$ (1.08)	$ 0.41	$ (0.25)
Weighted average number of shares outstanding, basic (in Shares)	47,635,875	47,635,875	47,635,875
Weighted average number of shares outstanding, diluted (in Shares)	47,635,875	47,635,875	47,635,875
Service revenue
Revenue:
Income on service revenue	$ 28	$ 871	$ 976
Cost of services
Revenue:
Income on service revenue		$ (836)	$ (976)